S000009418 [Member] Investment Objectives and Goals - iShares U.S. Healthcare Providers ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® U.S. HEALTHCARE PROVIDERS ETF Ticker: IHFStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector.